SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss	$ 0	$ 0	$ 0
Computers and peripheral equipment
SIGNIFICANT ACCOUNTING POLICIES
Annual depreciation rate	33%
Office furniture and equipment
SIGNIFICANT ACCOUNTING POLICIES
Annual depreciation rate	6% to 20% (mainly 15%)
Leasehold improvements
SIGNIFICANT ACCOUNTING POLICIES
Annual depreciation rate	Over the shorter of the term of the lease, or the useful life of the assets